Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2022
Commitments And Contingencies [Abstract]
Minimum Future Payments, Commitments And Contingent Liabilities
Future payments for the Company’s commitments are below:

As at June 30, 2022	Remainder of Year	2 Years	3 Years	4 Years	5 Years	Thereafter	Total
Transportation and Storage (1)	1,928	3,598	3,663	2,543	2,439	19,006	33,177
Real Estate (2)	23	45	51	54	56	632	861
Obligation to Fund Equity-Accounted Affiliate (3)	38	87	100	92	92	213	622
Other Long-Term Commitments	366	181	159	145	161	1,269	2,281
Total Payments (4)	2,355	3,911	3,973	2,834	2,748	21,120	36,941
(1)    Includes transportation commitments of $9.1 billion (December 31, 2021 – $8.1 billion) that are subject to regulatory approval or have been approved, but are not yet in service. Terms are up to 20 years subsequent to the date of commencement.
(2)    Relates to the non-lease components of lease liabilities consisting of operating costs and unreserved parking for office space. Excludes committed payments for which a provision has been provided.
(3)    Relates to funding obligations for HCML.
(4) Commitments are reflected at Cenovus’s proportionate share of the underlying contract.